Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2012	2013
At cost:
Leasehold land and buildings	$33,715	$33,715
Plant and machinery	54,809	54,100
Furniture, fixtures and equipment	13,369	13,248
Motor vehicles	1,428	1,421
Leasehold improvements	3,543	3,799
Construction in progress	80	535
Impairment	(4,402)	(4,592)
	102,542	102,226
Less: accumulated depreciation and amortization	(56,365)	(59,532)

Net book value	$46,177	$42,694

Included in furniture, fixtures and equipment is computer software with net values of $405 and $283 as of March 31, 2012 and 2013, respectively.

During the years ended March 31, 2011, 2012 and 2013, the Company impaired its property, plant and equipment by $4,474, $nil and $197, respectively, which were charged to other income (expenses) in consolidation statements of operations and comprehensive loss. Depreciation of property, plant and equipment were $6,197, $4,920 and $4,219 during the years ended March 31, 2011, 2012 and 2013, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2012	2013
Land use right of state-owned land and buildings erected thereon (a)	$29,534	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,715	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in China on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in China on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing China laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2013, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.